Summary of Effective Income Tax Rate (Detail) (Oneida Resources Corp)	3 Months Ended	7 Months Ended	10 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2013
Oneida Resources Corp
Reconciliation Of Effective Income Tax Rate [Line Items]
Statutory federal income tax rate	(34.00%)	(34.00%)	(34.00%)
Valuation allowance	34.00%	34.00%	34.00%
Effective income tax rate	0.00%	0.00%	0.00%